UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2009
                                               -------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Barington Capital Group, L.P.
Address:      888 Seventh Avenue, 17th Floor
              New York, New York 10019


Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James A. Mitarotonda
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature                            Place                     Date of Signing:
/S/ JAMES A. MITAROTONDA          NEW YORK, NEW YORK            AUGUST 11, 2009
------------------------          -------------------           --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 ---------

Form 13F Information Table Entry Total:               8
                                                 ---------

Form 13F Information Table Value Total:            $ 61,358
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                    Title
                    of                               Value       SH/     SH/  PUT/   Invest   Oth       Voting Authority
Name Of Issuer      Class              CUSIP       x$1,000     Prn Amt   Prn  CALL   Disc     Mgrs    Sole    Shared  None
--------------------------------------------------------------------------------------------------------------------------

Griffon Corp         Common             398433102    7,175     862,355   SH         DEFINED          862,355
Pep Boys
  Manny Moe & Jack   Common             713278109   29,023   2,862,221   SH         DEFINED        2,862,221
Proshares TR         PSHS ULSHT SP500   74347R883      277       5,000   SH         DEFINED            5,000
Proshares TR         PSHS ULSHRUS2000   74347R834      638      15,000   SH         DEFINED           15,000
Saks Inc             Common             79377W108      310      70,000   SH         DEFINED           70,000
Schulman A Inc       Common             808194104   19,602   1,297,316   SH         DEFINED        1,297,316
Standex Intl Corp    Common             854231107    1,822     157,063   SH         DEFINED          157,063
Syms Corp            Common             871551107    2,512     334,443   SH         DEFINED          334,443
                                                    61,358
